Consolidated statements of stockholders' equity (USD $) In Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009		$ 1,740	$ 1,086	$ 22,066	$ (14,549)	$ (621)
Net income	3,228	0	0	3,228	0	0
Dividends declared and paid		0	0	(592)	0	0
Common stock issued for stock-based awards		0	(182)	0	588	0
Stock repurchases		0	0	0	(2,450)	0
Stock-based compensation		0	190	0	0	0
Tax impact from exercise of options	21	0	21	0	0	0
Other comprehensive income (loss), net of taxes	(80)	0	0	0	0	(80)
Other		0	(1)	(7)	0	0
Balance at Dec. 31, 2010		1,740	1,114	24,695	(16,411)	(701)
Net income	2,236	0	0	2,236	0	0
Dividends declared and paid		0	0	(644)	0	0
Common stock issued for stock-based awards		1	(252)	0	898	0
Stock repurchases		0	0	0	(1,973)	0
Stock-based compensation		0	269	0	0	0
Tax impact from exercise of options	45	0	45	0	0	0
Other comprehensive income (loss), net of taxes	(75)	0	0	0	0	(75)
Other		0	18	(9)	1	0
Balance at Dec. 31, 2011		1,741	1,194	26,278	(17,485)	(776)
Net income	1,759	0	0	1,759	0	0
Dividends declared and paid		0	0	(819)	0	0
Common stock issued for stock-based awards		0	(337)	0	823	0
Stock repurchases		0	0	0	(1,800)	0
Stock-based compensation		0	263	0	0	0
Tax impact from exercise of options	56	0	56	0	0	0
Other comprehensive income (loss), net of taxes	77	0	0	0	0	77
Other		0	0	(13)	0	0
Balance at Dec. 31, 2012		$ 1,741	$ 1,176	$ 27,205	$ (18,462)	$ (699)